Note 4 - Collaborative Arrangements	6 Months Ended
Jun. 30, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Collaborative Arrangement Disclosure [Text Block]
4.      COLLABORATIVE ARRANGEMENTS

In December 2001, the Company entered into a license and supply agreement with Sigma-Tau Pharmaceuticals, Inc. (as assignee of Sigma-Tau Industrie Farmaceutiche Riunite S.p.A., hereinafter referred to as “Sigma-Tau”). Under the agreement, Sigma-Tau obtained exclusive rights to distribute, market and sell defibrotide to treat VOD in the United States. This license expires 8 years after the Company’s launch of the product.  In 2005, the Company expanded Sigma-Tau’s current license territory to the Americas.  In January 2010, the Company amended its existing license and supply agreement to encompass a license to Sigma-Tau for the intravenous formulation of defibrotide for the prevention of VOD in the Americas and to transfer the NDA post-approval in the United States. Pursuant to the terms of this license agreement, between 2001 and 2010 the Company received payments in the amount of $11.35 million and will receive an additional payment of $6.0 million following approval from the FDA to market defibrotide in the U.S. and a further $2.0 million following the transfer of the approved NDA to Sigma-Tau. We were not entitled to and we have not received any milestone payments in 2013.

The agreement also envisages that the Company will produce and supply defibrotide to Sigma-Tau for marketing and distribution in the United States if and when the drug is approved by the FDA. Gentium will receive a 7% royalty on net sales and a supply margin equal to the greater of 31% of net sales of defibrotide or Euro 50.00 per unit in the Americas. Gentium has agreed to repay Sigma-Tau up to $1.0 million of the reimbursements received from Sigma-Tau, which repayments shall be offset by any future royalty payments due to Gentium by Sigma-Tau.

If the Company unilaterally discontinues the development of defibrotide to treat VOD (after written notice to Sigma-Tau) and, within 36 months of the discontinuation, resumes the development of defibrotide, substantially availing itself of the stages previously completed, either independently or with a third party, then the Company will be required to promptly reimburse Sigma-Tau for the amounts received. The Company has no intention of discontinuing the development of the product.

If, during the drug development stage the Company realizes that the activities required to bring the product to completion will necessitate a material increase in expenditures, the parties will discuss the increased costs and possible revisions to the terms of the agreement; if the parties are unable to mutually agree on such revisions, either party can terminate the agreement. If the Company or Sigma-Tau terminates the agreement for that reason and the Company then resumes development within 36 months of the termination, substantially availing itself of the stages previously completed, either independently or with a third party, the Company will be required to promptly reimburse Sigma-Tau for the amounts received.

On October 12, 2007, the Company entered into a letter agreement with Sigma-Tau Pharmaceuticals, Inc., to address the need for additional funding in accordance with the original license and supply agreement. Pursuant to this Agreement, Sigma-Tau agreed to reimburse 50% of certain costs incurred by the Company relating to its ongoing Phase III clinical trial of defibrotide to treat severe VOD.  This agreement was amended effective January 7, 2010.  While Sigma-Tau will continue to share development costs for studies currently required for the filing of an NDA for defibrotide, the Company agreed to engage in good faith negotiations with Sigma-Tau regarding the funding of certain additional costs that may be required to obtain regulatory approval in the U.S., and further agreed that $1.0 million in costs reimbursed by Sigma-Tau will be deductible from royalty payments owed to the Company in the future under the license and supply agreement.  In 2012, Sigma-Tau agreed to reimburse the Company approximately $2.9 million over the next two years.  We recognize the reimbursement of research and development expenses as revenue when we incur the costs subject to reimbursement.

The following table outlines the nature and amount of other revenue recognized under the cost sharing and license agreements in the accompanying consolidated financial statements.

	Three months ended June 30,		Six months ended June 30,
	2012	2013	2012	2013
Research and development cost reimbursement	€443	€552	€443	€1,022
Total	€443	€552	€443	€1,022